Repurchase of Ordinary Shares	12 Months Ended
Dec. 31, 2020
Repurchase of Ordinary Shares
Repurchase of Ordinary Shares

19. Repurchase of Ordinary Shares

On November 14, 2018, the Company announced a new share repurchase program whereby ZTO is authorized to repurchase its own Class A ordinary shares in the form of ADSs with an aggregate value of up to US$500 million during an 18-month period thereafter. The Company expects to fund the repurchase out of its existing cash balance. As of December 31, 2018, the Company had purchased an aggregate of 1,700,000 ADSs at an average purchase price of US$15.85 per ADS, for a total cash consideration of RMB185,673 including repurchase commissions, which had been fully paid as of December 31, 2019. As of December 31, 2019, the Company had purchased an aggregate of 7,716,436 ADSs at an average purchase price of US$17.33, for a total cash consideration of RMB924,418, including repurchase commissions, which had been fully paid as of December 31, 2019.

On March 13, 2020, the board of directors of the Company approved the extension of the current share repurchase program to June 30, 2021. The Company expects to fund the repurchase out of its existing cash balance. As of December 31, 2020, the Company has purchased an aggregate of 14,491,197 ADSs at an average purchase price of US$22.20, including repurchase commissions, which had been fully paid as of December 31, 2020.